Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 244,278	R$ 146,911	R$ 147,128
Gain on sale of farm	39,817	26,716
Change in fair value of biological assets and agricultural products (Note 9)	99,083	12,266	(12,632)
(Impairment) of net realizable value of agricultural products after harvest, net	883	(1,655)
Cost of sales	228,319	136,362	134,714
Gross profit	155,742	47,876	441
Operating profit (expenses)
Selling expenses	(10,087)	(6,676)	(2,732)
General and administrative expenses	(34,945)	(30,941)	(28,944)
Other operating expenses, net	35,432	(6,019)	2,812
Share of loss of a joint venture	14,671	(4,425)	(511)
Operating profit (loss)	160,813	(185)	(28,934)
Net finance profit
Finance income	129,323	110,090	192,644
Finance expenses	137,879	76,646	154,270
Profit (loss) before income and social contribution taxes	152,257	33,259
Income and social contribution taxes	25,919	5,949	1,451
Net profit for the year	126,338	27,310	R$ 7,989
Total assets	1,179,599	883,293
Total liabilities	423,735	215,825
Real Estate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	5,133
Gain on sale of farm	39,817	26,716
Change in fair value of biological assets and agricultural products (Note 9)
(Impairment) of net realizable value of agricultural products after harvest, net
Cost of sales
Gross profit	44,950	26,716
Operating profit (expenses)
Selling expenses		(8)
General and administrative expenses
Other operating expenses, net
Share of loss of a joint venture
Operating profit (loss)	44,950	26,708
Net finance profit
Finance income	20,843	8,276
Finance expenses	(5,158)	(8,057)
Profit (loss) before income and social contribution taxes	60,635	26,927
Income and social contribution taxes	(20,616)	(9,155)
Net profit for the year	40,019	17,772
Total assets	624,417	421,769
Total liabilities		41,090
Grains [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	97,180	68,971
Gain on sale of farm
Change in fair value of biological assets and agricultural products (Note 9)	55,584	4,302
(Impairment) of net realizable value of agricultural products after harvest, net	905	(1,652)
Cost of sales	(89,633)	(59,770)
Gross profit	64,036	11,851
Operating profit (expenses)
Selling expenses	(9,730)	(6,144)
General and administrative expenses
Other operating expenses, net
Share of loss of a joint venture
Operating profit (loss)	54,306	5,707
Net finance profit
Finance income	12,388	9,901
Finance expenses	(6,606)	(8,881)
Profit (loss) before income and social contribution taxes	60,088	6,727
Income and social contribution taxes	(20,430)	(2,287)
Net profit for the year	39,658	4,440
Total assets	78,070	27,938
Total liabilities	73,610	10,703
Sugarcane [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	138,143	73,658
Gain on sale of farm
Change in fair value of biological assets and agricultural products (Note 9)	43,952	11,532
(Impairment) of net realizable value of agricultural products after harvest, net
Cost of sales	(134,028)	(74,498)
Gross profit	48,067	10,692
Operating profit (expenses)
Selling expenses
General and administrative expenses
Other operating expenses, net
Share of loss of a joint venture
Operating profit (loss)	48,067	10,692
Net finance profit
Finance income	18,208	8,254
Finance expenses	(20,597)	(921)
Profit (loss) before income and social contribution taxes	45,678	18,025
Income and social contribution taxes	(15,531)	(6,128)
Net profit for the year	30,147	11,897
Total assets	129,787	112,670
Total liabilities	52,310	33,353
Cattle Raising [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	4,081	369
Gain on sale of farm
Change in fair value of biological assets and agricultural products (Note 9)	239	(3,568)
(Impairment) of net realizable value of agricultural products after harvest, net
Cost of sales	(4,378)	(156)
Gross profit	(58)	(3,355)
Operating profit (expenses)
Selling expenses	(383)	(80)
General and administrative expenses
Other operating expenses, net
Share of loss of a joint venture
Operating profit (loss)	(441)	(3,435)
Net finance profit
Finance income
Finance expenses
Profit (loss) before income and social contribution taxes	(441)	(3,435)
Income and social contribution taxes	150	1,168
Net profit for the year	(291)	(2,267)
Total assets	35,438	5,952
Total liabilities
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(259)	3,913
Gain on sale of farm
Change in fair value of biological assets and agricultural products (Note 9)	(692)
(Impairment) of net realizable value of agricultural products after harvest, net	(22)	(3)
Cost of sales	(280)	(1,938)
Gross profit	(1,253)	1,972
Operating profit (expenses)
Selling expenses	26	(444)
General and administrative expenses
Other operating expenses, net
Share of loss of a joint venture
Operating profit (loss)	(1,227)	1,528
Net finance profit
Finance income	18,501	1,292
Finance expenses	(18,261)	(9,097)
Profit (loss) before income and social contribution taxes	(987)	(6,277)
Income and social contribution taxes	335	2,134
Net profit for the year	(652)	(4,143)
Total assets	14,073	1,257
Total liabilities
Not Allocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue
Gain on sale of farm
Change in fair value of biological assets and agricultural products (Note 9)
(Impairment) of net realizable value of agricultural products after harvest, net
Cost of sales
Gross profit
Operating profit (expenses)
Selling expenses
General and administrative expenses	(34,945)	(30,941)
Other operating expenses, net	35,432	(6,019)
Share of loss of a joint venture	14,671	(4,425)
Operating profit (loss)	15,158	(41,385)
Net finance profit
Finance income	59,383	82,367
Finance expenses	(87,257)	(49,690)
Profit (loss) before income and social contribution taxes	(12,716)	(8,708)
Income and social contribution taxes	30,173	8,319
Net profit for the year	17,457	(389)
Total assets	297,814	313,707
Total liabilities	R$ 297,815	R$ 130,679